Merk Stagflation ETF
Consolidated Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRAEDED PRODUCTS - 100.0%
Exchange Traded Products - 100.0%
Invesco DB Oil Fund	11,103	$167,766
Schwab U.S. TIPS ETF (b)	19,426	1,025,887
VanEck Merk Gold Trust (a)(c)	11,272	210,674
Vanguard Real Estate ETF	1,972	179,570
TOTAL EXCHANGE TRADED PRODUCTS (Cost $1,668,465)		1,583,897

SHORT-TERM INVESTMENTS - 0.0% (e)
Money Market Funds - 0.0% (e)
First American Treasury Obligations Fund - Class X, 4.24% (d)	341	341
TOTAL SHORT-TERM INVESTMENTS (Cost $341)		341

Total Investments (Cost $1,668,806) - 100.0%		1,584,238
Liabilities in Excess of Other Assets - 0.0% (e)		(507)
TOTAL NET ASSETS - 100.0%		$1,583,731

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c) All or a portion of this security is held by Merk Stagflation Cayman.
(d) The rate shown is the annualized seven-day yield at period end.
(e) Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Products	$1,583,897	$-	$-	$1,583,897
Money Market Funds	341	-	-	341
Total Investments - Assets	$1,584,238	$-	$-	$1,584,238